STOCKHOLDERS EQUITY (Details 3) - Warrant [Member] - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Number of Shares, Outstanding Beginning Balance	8,296,408	7,858,741	7,858,741	6,275,593
Number of Shares, Granted	51,366,341	1,256,667	1,439,556	1,613,148
Number of Shares, Exercised	0	0	(166,667)	0
Number of Shares, Forfeited		0	0	0
Number of Shares, Expired		564,556
Number of Shares, Expired/Forfeited	(191,852)	0
Number of Shares, Outstanding Ending Balance	59,470,897	8,550,852	8,296,408	7,858,741
Number of Shares, Vested and exercisable Ending Balance	58,505,968	7,598,630	7,248,702
Number of Shares, Non-vested Ending Balance	964,929	952,222	1,047,706
Weighted-Average Exercise Price, Exercised	$ 0.00	$ 0.00	$ 0.75	$ 0.00
Weighted-Average Exercise Price, Forfeited	0.75	0	0	0
Weighted-Average Exercise Price, Expired		3.16
Weighted-Average Exercise Price, Outstanding Ending Balance	1.12	1.12	1.05	1.52
Weighted-Average Exercise Price, Vested and exercisable Ending Balance	1.11	1.10	1.00
Weighted-Average Exercise Price, Non-vested Ending Balance	1.47	1.24	1.36
Weighted-Average Exercise Price, Outstanding Beginning Balance	1.05	1.52	1.52	1.66
Weighted-Average Grant-Date Fair Value, Granted	0.78	3.04	3.00	2.87
Weighted-Average Grant-Date Fair Value, Exercised	0.00	0.00	0	0
Weighted-Average Grant-Date Fair Value, Forfeited		0	0	0
Weighted-Average Grant-Date Fair Value, Expired		3.13
Weighted-Average Grant-Date Fair Value, Expired/Forfeited	0.70
Weighted-Average Exercise Price, Granted			1.00	1.44
Weighted-Average Grant-Date Fair Value, Outstanding Ending Balance	0.75	1.88	1.90	$ 1.92
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	0.88	1.73	1.78
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 2.29	$ 3.02	$ 2.75
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted	$ 2,289,988	$ 3,845,945	$ 3,938,467	$ 3,724,445
Aggregate Intrinsic Value of Outstanding Warrant Shares, Exercised	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Forfeited		0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired		(733,295)
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired/Forfeited	(1,950,000)	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Ending Balance	12,498,455	12,039,000	12,158,467	$ 9,234,295
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	10,976,530	9,644,333	9,897,951
Aggregate Intrinsic Value of Outstanding Warrant Shares, Non-vested Ending Balance	$ 1,521,925	$ 2,394,667	$ 2,260,515
Weighted-Average Remaining Contractual Term (in years), Outstanding Beginning Balance	2 years 2 months 12 days	3 years	3 years	3 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in years), Granted	4 years	4 years 8 months 12 days	4 years 8 months 12 days	4 years
Weighted-Average Remaining Contractual Term (in years), Outstanding Ending Balance	3 years 8 months 12 days	2 years 5 months 30 days	2 years 6 months	3 years
Weighted-Average Remaining Contractual Term (in years), Vested and exercisable Ending Balance	3 years 7 months 6 days	2 years 4 months 24 days	2 years 4 months 24 days
Weighted-Average Remaining Contractual Term (in years), Non-vested Ending Balance	2 years 3 months 18 days	3 years 4 months 24 days	3 years 4 months 24 days
Weighted-Average Grant-Date Fair Value, Outstanding Beginning Balance	$ 1.90	$ 1.92	$ 1.92	$ 1.73
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 12,158,467	$ 9,234,295	$ 9,234,295	$ 5,509,850